Expense Example - Class R, Investor C, Investor A and Institutional - BLACKROCK ADVANTAGE GLOBAL FUND, INC.	Oct. 28, 2020 USD ($)
Investor A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 618
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,236
Expense Example, with Redemption, 10 Years	2,139
Investor C
Expense Example:
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	2,609
Institutional
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,358
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	$ 2,038